Commitment and Contingencies - Future Minimum Lease Payments Required Under Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 773
2016	749
2017	753
2018	756
2019	756
Thereafter	3,494
Total minimum lease payments	$ 7,281